April 10, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Eagle Capital Appreciation Fund (“Trust”) File Nos. 002-98634 and 811-04338 Definitive Proxy Statement

Dear Sir or Madam:

On behalf of the Eagle Capital Appreciation Fund (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is a definitive proxy statement (“Proxy Statement”) to be used in connection with a special meeting of the shareholders of the Trust to be held on June 3, 2013 (the “Meeting”).  The Proxy Statement consists of a letter to shareholders, questions and answer, notice of the Meeting, proxy statement and form of proxy.

The Meeting will be held to consider the following items of business:

1.	To elect a new Trustee for the Trust;

2.	To approve a new subadvisory agreement; and

3.	To consider and act upon any other business that may properly come before the Meeting or any adjournments thereof.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:  Susan Walzer
       Daniel Dzibinski
Eagle Asset Management, Inc.